Disclosure of detailed information about non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Amounts receivable, prepaid expenses and other assets	$ 195	$ (42)	$ 3,603
Accounts payable and other liabilities	(585)	251	(1,070)
Net change in non-cash working capital	$ (390)	$ 209	$ 2,533